Federated Adjustable Rate Securities Fund
Portfolio of Investments
November 30, 2019 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—35.5%
		Federal Home Loan Mortgage Corporation ARM—12.5%
$228,662		3.995%, 2/1/2036	$236,869
2,728,827		4.178%, 7/1/2034	2,809,966
1,652,621		4.309%, 7/1/2038	1,715,402
1,626,326		4.489%, 10/1/2033	1,703,527
1,788,391		4.544%, 7/1/2036	1,874,961
933,643		4.606%, 5/1/2035	979,494
1,098,980		4.639%, 8/1/2035	1,158,023
1,411,736		4.646%, 11/1/2034	1,487,582
999,495		4.690%, 12/1/2034	1,047,203
1,030,967		4.717%, 4/1/2037	1,086,356
1,761,556		4.729%, 7/1/2035	1,855,410
979,552		4.754%, 4/1/2034	1,032,179
1,671,023		4.978%, 2/1/2035	1,754,495
		TOTAL	18,741,467
		Federal National Mortgage Association ARM—22.8%
1,344,815		3.519%, 10/1/2034	1,385,595
462,159		3.624%, 10/1/2037	479,116
161,921		3.690%, 11/1/2040	168,262
517,675		3.833%, 9/1/2033	529,367
79,318		3.845%, 10/1/2033	81,055
258,569		4.018%, 10/1/2035	272,650
1,124,327		4.043%, 8/1/2034	1,157,985
1,168,223		4.056%, 5/1/2039	1,205,737
738,713		4.117%, 6/1/2034	761,147
251,257		4.185%, 7/1/2036	260,387
286,535		4.221%, 7/1/2035	298,563
495,000		4.226%, 10/1/2035	521,593
104,815		4.237%, 5/1/2038	108,804
437,260		4.252%, 1/1/2035	450,981
2,732,804		4.297%, 8/1/2039	2,840,795
173,029		4.317%, 11/1/2035	178,532
652,305		4.318%, 1/1/2035	687,350
163,454		4.330%, 5/1/2035	170,598
505,796		4.394%, 5/1/2035	526,708
271,627		4.433%, 7/1/2039	286,038
44,700		4.493%, 4/1/2034	46,661
599,603		4.497%, 10/1/2037	631,817
302,505		4.502%, 7/1/2035	317,543
870,177		4.508%, 7/1/2035	916,040
80,155		4.508%, 2/1/2036	83,723
2,080,245		4.534%, 5/1/2035	2,184,141
749,489		4.583%, 12/1/2034	785,287
180,760		4.597%, 12/1/2034	188,146
544,270		4.615%, 7/1/2034	573,511
1,464,647		4.627%, 5/1/2036	1,543,335

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$629,808		4.642%, 5/1/2035	$661,126
677,976		4.650%, 7/1/2035	714,401
348,607		4.670%, 6/1/2033	367,336
1,876,824		4.685%, 7/1/2034	1,977,656
3,536,836		4.714%, 8/1/2035	3,708,390
1,078,793		4.739%, 7/1/2035	1,136,751
1,178,194		4.792%, 10/1/2035	1,241,493
224,672		4.810%, 2/1/2036	234,393
128,905		4.810%, 5/1/2036	135,830
1,314,384		4.829%, 1/1/2040	1,384,999
759,557		4.835%, 11/1/2039	800,365
286,237		4.840%, 12/1/2033	301,616
1,328,618		4.925%, 2/1/2042	1,399,998
196,932		4.932%, 6/1/2035	207,512
67,040		5.215%, 7/1/2027	70,403
		TOTAL	33,983,736
		Government National Mortgage Association ARM—0.2%
28,809		3.250%, 7/20/2023	29,135
31,783		3.250%, 9/20/2023	32,158
22,387		3.875%, 5/20/2029	22,997
35,069		4.000%, 1/20/2022	35,375
38,407		4.000%, 2/20/2023	38,868
36,518		4.000%, 3/20/2023	36,965
11,363		4.000%, 1/20/2030	11,659
25,913		4.125%, 11/20/2023	26,223
31,889		4.125%, 10/20/2029	32,646
		TOTAL	266,026
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $52,830,443)	52,991,229
	[1]	ASSET-BACKED SECURITIES—10.8%
		Credit Card—10.3%
3,250,000		American Express Credit Account Master Trust 2018-9, Class A, 2.145% (1-month USLIBOR +0.380%), 4/15/2026	3,246,639
3,500,000		Capital One Multi-Asset Execution Trust 2017-A5, Class A5, 2.345% (1-month USLIBOR +0.580%), 7/15/2027	3,508,031
3,500,000		Discover Card Execution Note Trust 2017-A5, Class A5, 2.365% (1-month USLIBOR +0.600%), 12/15/2026	3,509,451
3,150,000		Discover Card Execution Note Trust 2017-A7, Class A7, 2.125% (1-month USLIBOR +0.360%), 4/15/2025	3,149,035
2,000,000		First National Master Note Trust 2018-1, Class A, 2.225% (1-month USLIBOR +0.460%), 10/15/2024	1,998,512
		TOTAL	15,411,668
		Other—0.5%
627,321		Sofi Professional Loan Program LLC, Class A1, 3.458% (1-month USLIBOR +1.750%), 8/25/2036	638,162
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $16,049,475)	16,049,830
		COLLATERALIZED MORTGAGE OBLIGATIONS—36.8%
	[1]	Federal Home Loan Mortgage Corporation—10.4%
203,734		REMIC, Series 2380, Class FL, 2.365% (1-month USLIBOR +0.600%), 11/15/2031	204,979
204,898		REMIC, Series 2434, Class FA, 2.765% (1-month USLIBOR +1.000%), 3/15/2032	208,405
81,800		REMIC, Series 2448, Class FA, 2.765% (1-month USLIBOR +1.000%), 1/15/2032	83,181
86,547		REMIC, Series 2452, Class FC, 2.765% (1-month USLIBOR +1.000%), 1/15/2032	88,009
251,501		REMIC, Series 2459, Class FP, 2.765% (1-month USLIBOR +1.000%), 6/15/2032	255,742
64,396		REMIC, Series 2470, Class EF, 2.765% (1-month USLIBOR +1.000%), 3/15/2032	65,499
290,130		REMIC, Series 2475, Class F, 2.765% (1-month USLIBOR +1.000%), 2/15/2032	295,065

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$228,797		REMIC, Series 2475, Class FD, 2.315% (1-month USLIBOR +0.550%), 6/15/2031	$229,981
183,886		REMIC, Series 2480, Class NF, 2.765% (1-month USLIBOR +1.000%), 1/15/2032	186,988
63,409		REMIC, Series 2498, Class AF, 2.765% (1-month USLIBOR +1.000%), 3/15/2032	64,494
238,549		REMIC, Series 3085, Class UF, 2.215% (1-month USLIBOR +0.450%), 12/15/2035	238,985
538,743		REMIC, Series 3156, Class HF, 2.250% (1-month USLIBOR +0.485%), 8/15/2035	540,268
183,628		REMIC, Series 3213, Class GF, 2.195% (1-month USLIBOR +0.430%), 9/15/2036	183,747
1,040,831		REMIC, Series 3284, Class AF, 2.075% (1-month USLIBOR +0.310%), 3/15/2037	1,036,583
4,750,110		REMIC, Series 3284, Class BF, 2.065% (1-month USLIBOR +0.300%), 3/15/2037	4,748,741
577,307		REMIC, Series 3380, Class FP, 2.115% (1-month USLIBOR +0.350%), 11/15/2036	575,404
613,708		REMIC, Series 3550, Class GF, 2.515% (1-month USLIBOR +0.750%), 7/15/2039	621,585
863,111		REMIC, Series 3556, Class FA, 2.675% (1-month USLIBOR +0.910%), 7/15/2037	875,360
355,346		REMIC, Series 3593, Class CF, 2.365% (1-month USLIBOR +0.600%), 2/15/2036	357,747
4,749,668		REMIC, Series 4620, Class LF, 2.165% (1-month USLIBOR +0.400%), 10/15/2046	4,746,052
		TOTAL	15,606,815
		Federal National Mortgage Association—24.8%
35,989		REMIC, Series 1995-17, Class B, 4.025%, 2/25/2025	36,214
226,876	[1]	REMIC, Series 2001-32, Class FA, 2.258% (1-month USLIBOR +0.550%), 7/25/2031	227,944
84,127	[1]	REMIC, Series 2001-57, Class FA, 2.158% (1-month USLIBOR +0.450%), 6/25/2031	84,320
67,533	[1]	REMIC, Series 2001-62, Class FC, 2.358% (1-month USLIBOR +0.650%), 11/25/2031	68,123
89,328	[1]	REMIC, Series 2001-71, Class FS, 2.308% (1-month USLIBOR +0.600%), 11/25/2031	89,986
183,317	[1]	REMIC, Series 2002-52, Class FG, 2.208% (1-month USLIBOR +0.500%), 9/25/2032	184,152
484,089	[1]	REMIC, Series 2002-58, Class FG, 2.708% (1-month USLIBOR +1.000%), 8/25/2032	492,627
78,664	[1]	REMIC, Series 2002-60, Class FH, 2.708% (1-month USLIBOR +1.000%), 8/25/2032	80,052
325,710	[1]	REMIC, Series 2002-7, Class FG, 2.608% (1-month USLIBOR +0.900%), 1/25/2032	330,302
156,565	[1]	REMIC, Series 2002-77, Class FA, 2.762% (1-month USLIBOR +1.000%), 12/18/2032	159,310
65,466	[1]	REMIC, Series 2002-77, Class FG, 2.312% (1-month USLIBOR +0.550%), 12/18/2032	65,873
144,210	[1]	REMIC, Series 2002-8, Class FA, 2.512% (1-month USLIBOR +0.750%), 3/18/2032	145,998
201,340	[1]	REMIC, Series 2005-67, Class FM, 2.058% (1-month USLIBOR +0.350%), 8/25/2035	200,852
914,313	[1]	REMIC, Series 2006-103, Class FB, 2.108% (1-month USLIBOR +0.400%), 10/25/2036	917,645
245,846	[1]	REMIC, Series 2006-11, Class FB, 2.008% (1-month USLIBOR +0.300%), 3/25/2036	245,300
922,516	[1]	REMIC, Series 2006-65, Class DF, 2.058% (1-month USLIBOR +0.350%), 7/25/2036	920,353
338,066	[1]	REMIC, Series 2006-76, Class QF, 2.108% (1-month USLIBOR +0.400%), 8/25/2036	337,810
3,201,092		REMIC, Series 2006-W1, Class 2AF1, 2.238%, 2/25/2046	3,175,768
100,180	[1]	REMIC, Series 2007-102, Class FA, 2.278% (1-month USLIBOR +0.570%), 11/25/2037	100,648
241,070	[1]	REMIC, Series 2007-20, Class F, 1.968% (1-month USLIBOR +0.260%), 3/25/2037	240,098
2,139,315	[1]	REMIC, Series 2007-71, Class WF, 2.158% (1-month USLIBOR +0.450%), 7/25/2037	2,142,536
387,296	[1]	REMIC, Series 2007-88, Class FW, 2.258% (1-month USLIBOR +0.550%), 9/25/2037	387,591
509,145	[1]	REMIC, Series 2008-69, Class FB, 2.708% (1-month USLIBOR +1.000%), 6/25/2037	521,649
96,104	[1]	REMIC, Series 2008-75, Class DF, 2.958% (1-month USLIBOR +1.250%), 9/25/2038	98,449
2,303,220	[1]	REMIC, Series 2009-106, Class FN, 2.458% (1-month USLIBOR +0.750%), 1/25/2040	2,332,484
805,320	[1]	REMIC, Series 2009-78, Class UF, 2.478% (1-month USLIBOR +0.770%), 10/25/2039	816,275
1,413,889	[1]	REMIC, Series 2009-87, Class FX, 2.458% (1-month USLIBOR +0.750%), 11/25/2039	1,430,541
1,624,310	[1]	REMIC, Series 2009-87, Class HF, 2.558% (1-month USLIBOR +0.850%), 11/25/2039	1,651,564
739,118	[1]	REMIC, Series 2010-39, Class EF, 2.228% (1-month USLIBOR +0.520%), 6/25/2037	741,763
4,543,417	[1]	REMIC, Series 2010-68, Class BF, 2.208% (1-month USLIBOR +0.500%), 7/25/2040	4,560,624
3,022,687	[1]	REMIC, Series 2011-4, Class PF, 2.258% (1-month USLIBOR +0.550%), 2/25/2041	3,039,126
5,079,656	[1]	REMIC, Series 2012-11, Class GF, 2.208% (1-month USLIBOR +0.500%), 5/25/2040	5,092,860
3,741,639	[1]	REMIC, Series 2012-130, Class DF, 2.108% (1-month USLIBOR +0.400%), 12/25/2042	3,714,167

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$2,386,231	[1]	REMIC, Series 2019-56, Class AF, 2.108% (1-month USLIBOR +0.400%), 10/25/2049	$2,384,177
		TOTAL	37,017,181
	[1]	Government National Mortgage Association—0.6%
822,739		REMIC, Series 2012-42, Class HF, 2.093% (1-month USLIBOR +0.370%), 3/20/2042	817,837
		Non-Agency Mortgage-Backed Securities—1.0%
1,578,824		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	1,546,385
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $54,780,250)	54,988,218
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Agency Commercial Mortgage-Backed Securities—0.7%
88,734		FHLMC REMIC, Series KF03, Class A, 2.124% (1-month USLIBOR +0.340%), 1/25/2021	88,714
1,015,210		FHLMC REMIC, Series KS02, Class A, 2.164% (1-month USLIBOR +0.380%), 8/25/2023	1,014,868
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,103,944)	1,103,582
		MORTGAGE-BACKED SECURITIES—12.4%
		Federal Home Loan Mortgage Corporation—2.7%
2,126,046		3.500%, 11/1/2047	2,204,306
1,397,543		4.000%, 9/1/2047	1,464,526
426,624		4.000%, 11/1/2047	446,138
		TOTAL	4,114,970
		Federal National Mortgage Association—9.7%
2,483,812		2.500%, 11/1/2034	2,506,285
2,000,000		2.500%, 12/1/2034	2,018,096
989,412		3.000%, 8/1/2023	1,013,105
2,876,836		3.000%, 5/1/2030	2,959,212
450,413		4.000%, 2/1/2048	471,016
502,363		4.000%, 2/1/2048	526,912
3,438,527		4.000%, 3/1/2048	3,593,661
1,166,758		4.000%, 3/1/2048	1,220,127
131,440		5.000%, 1/1/2024	137,016
		TOTAL	14,445,430
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,163,057)	18,560,400
	[1]	U.S. TREASURY—1.0%
		U.S. Treasury Notes—1.0%
1,500,000		United States Treasury Floating Rate Notes, 1.786% (91-day T-Bill +0.220%), 12/3/2019 (IDENTIFIED COST $1,500,245)	1,500,468
		INVESTMENT COMPANY—2.5%
3,788,390		Federated Government Obligations Fund, Premier Shares, 1.57%[2] (AT AMORTIZED COST)	3,788,390
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $148,215,804)	148,982,117
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	449,509
		TOTAL NET ASSETS—100%	$149,431,626

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 8/31/2019	2,419,668
Purchases/Additions	34,139,200
Sales/Reductions	(32,770,478)
Balance of Shares Held 11/30/2019	3,788,390
Value	$3,788,390
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$21,151
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$52,991,229	$—	$52,991,229
Asset-Backed Securities	—	16,049,830	—	16,049,830
Collateralized Mortgage Obligations	—	54,988,218	—	54,988,218
Commercial Mortgage-Backed Securities	—	1,103,582	—	1,103,582
Mortgage-Backed Securities	—	18,560,400	—	18,560,400
U.S. Treasury	—	1,500,468	—	1,500,468
Investment Company	3,788,390	—	—	3,788,390
TOTAL SECURITIES	$3,788,390	$145,193,727	$—	$148,982,117
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit